Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Basic and Dilutive Net Loss Per Share

The following table sets forth the computation of basic and dilutive net loss per share attributable to the Group’s ordinary shareholders:

	2021	2020	2019
	$’000	$’000	$’000
Net loss attributable to ordinary shareholders	(368,482)	(186,799)	(140,287)
Weighted average shares outstanding – Basic and Diluted	271,321	242,936	241,903
Net loss per ordinary share – Basic and Diluted	(1.36)	(0.77)	(0.58)